Subsequent Events (Q2) (Details) $ / shares in Units, $ in Millions	Jul. 02, 2024 USD ($) $ / shares shares	Aug. 07, 2024 shares	Jun. 30, 2024 shares	Dec. 31, 2023 shares
Subsequent Event [Line Items]
Common stock, shares outstanding (in shares)			17,816,238	5,397,597
Subsequent Event
Subsequent Event [Line Items]
Common stock, shares outstanding (in shares)		21,382,485
Common stock, shares, outstanding, proforma as if preferred stock converted (in shares)		29,865,107
Subsequent Event | July 2024 Purchase Agreement
Subsequent Event [Line Items]
Sale of stock, gross consideration received on transaction | $	$ 130.0
Subsequent Event | Common stock | July 2024 Purchase Agreement
Subsequent Event [Line Items]
Sale of stock, number of shares issued in transaction (in shares)	3,563,247
Subsequent Event | Series B Preferred Stock
Subsequent Event [Line Items]
Convertible preferred stock (in shares)	1
Subsequent Event | Series B Preferred Stock | July 2024 Purchase Agreement
Subsequent Event [Line Items]
Sale of stock, number of shares issued in transaction (in shares)	2,937,903
Sale of stock, price per share (in dollars per share) | $ / shares	$ 20
Subsequent Event | Series B Preferred Stock | Minimum
Subsequent Event [Line Items]
Convertible preferred stock, conversion restriction, beneficial ownership	0
Subsequent Event | Series B Preferred Stock | Maximum
Subsequent Event [Line Items]
Convertible preferred stock, conversion restriction, beneficial ownership	0.199
Subsequent Event | Series B Preferred Stock | Directors and Executive Officers | July 2024 Purchase Agreement
Subsequent Event [Line Items]
Sale of stock, number of shares issued in transaction (in shares)	2,359,500